CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flow from operating activities
Net loss	¥ (54,483)	$ (7,847)	¥ (69,068)	¥ (71,344)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
- Loss on disposal of property, plant and equipment				101
- Loss on Long-term assets impairment	0		7,219
- Depreciation of property, plant and equipment	43,193	6,221	44,515	47,701
- Amortization of intangible assets	524	75	524	524
- Deferred income taxes (benefit)	5,317	766	7,000	303
- Bad debt (recovery) expense	2,466	355	(4,484)	30
- Inventory provision	(226)	(33)	(1,106)
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	(1,722)	(248)
- Accounts and bills receivable	(21,873)	(3,150)	(103)	(1,524)
- Inventories	4,647	669	(4,434)	14,421
- Advance to suppliers	(403)	(58)	2,038	(535)
- Prepaid expenses and other current assets	18	3	1,347	1,417
- Accounts payable	(12,179)	(1,755)	(9,683)	(9,116)
- Accrued expenses and other payables	(3,597)	(518)	2,446	(744)
- Advance from customers	1,263	182	(1,145)	(11,273)
- Tax payable	13,827	1,992	(2,016)	6,732
Net cash provided by (used in) operating activities	(23,228)	(3,346)	(26,950)	(23,307)
Cash flow from investing activities
Purchases of property, plant and equipment	(11,218)	(1,616)	(222)	(5,559)
Restricted cash related to trade finance	(30,198)	(4,349)	4,884	(6,656)
Advanced to suppliers - non current	(421)	(61)	(718)	1,412
Amount change in construction in progress	1,269	183	(1,334)	265
Interest capitalization related to CIP
Deposit for purchase			21,000
Net cash used in (provided by) investing activities	(40,568)	(5,843)	23,610	(10,538)
Cash flow from financing activities
Principal payments of bank loans	(3,350)	(483)	(3,350)	(105,000)
Proceeds from short-term bank loans	60,000	8,642
Proceeds from related party	(11,333)	(1,632)	30,102	131,084
Payment of capital lease obligation	(302)	(43)	(8,260)	(8,315)
Change in notes payable	15,108	2,176	(9,759)	13,549
Proceeds from sale-leaseback equipment
Net cash provided by (used in) financing activities	60,123	8,660	8,733	31,318
Effect of foreign exchange rate changes	2,661	235	(58)	(31)
Net (decrease) increase in cash and cash equivalent	(1,012)	(294)	5,335	(2,558)
Cash and cash equivalent
At beginning of period/year	14,355	2,216	9,020	11,578
At end of period/year	13,343	1,922	14,355	9,020
SUPPLEMENTARY DISCLOSURE:
Interest paid	7,865	1,133	8,333	12,486
Income tax paid
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	1,597	230	2,075	3,070
Obligations for acquired equipment under capital lease:			¥ 302	¥ 8,562